Related Party Transactions (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Accounts payable and accrued expenses	$ 51,226	$ 31,520
DHL International GmbH
Related Party Transaction [Line Items]
Expenses included in cost of revenue	224,745	177,076	$ 129,629
Accounts payable and accrued expenses	59,263	$ 38,412
Smart GL Logistics Ltd [Member]
Related Party Transaction [Line Items]
Expenses included in cost of revenue	7,058
Accounts payable and accrued expenses	$ 2,242